                             AIM SUMMIT FUND, INC.

                                 CLASS I SHARES


                       Supplement dated January 26, 2000
        to the Statement of Additional Information dated March 1, 1999, as revised October 1, 1999


     The following new paragraph is added after the fifth paragraph appearing under the heading "PERFORMANCE INFORMATION" on page 2 of the Statement of Additional Information.

           "The Fund may participate in the initial public offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to its investment in IPOs. Investments in IPOs could have a magnified impact on a fund with a small asset base. There is no guarantee that as a fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs."

     The following new section is added after the second paragraph appearing under the heading "PORTFOLIO TRANSACTIONS AND BROKERAGE -- ALLOCATION OF PORTFOLIO TRANSACTIONS" on page 32 of the Statement of Additional Information:

     "ALLOCATION OF IPO SECURITIES TRANSACTIONS

           From time to time, certain of the AIM Funds may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

           AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million, will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

           Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."

                             AIM SUMMIT FUND, INC.

                                CLASS II SHARES


                      Supplement dated January 26, 2000
        to the Statement of Additional Information dated July 1, 1999, as revised October 1, 1999


     The following new paragraph is added after the fifth paragraph appearing under the heading "PERFORMANCE INFORMATION" on page 2 of the Statement of Additional Information.

           "The Fund may participate in the initial public offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to its investment in IPOs. Investments in IPOs could have a magnified impact on a fund with a small asset base. There is no guarantee that as a fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs."

     The following new section is added after the second paragraph appearing under the heading "PORTFOLIO TRANSACTIONS AND BROKERAGE -- ALLOCATION OF PORTFOLIO TRANSACTIONS" on page 34 of the Statement of Additional Information:

     "ALLOCATION OF IPO SECURITIES TRANSACTIONS

           From time to time, certain of the AIM Funds may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

           AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million, will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

           Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."